Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”)

Bank of America, N.A.

BofA Securities, Inc.

(collectively, the “Specified Parties”)

Re:	BAMLL Commercial Mortgage Securities Trust 2026-RMP (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-RMP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 19 October 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 October 2026

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured primarily by a commercial property (the “Property”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 20 October 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10
3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options),

as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”) and
f.	Use the “Mezzanine Debt Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-off Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Debt Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

10.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Margin and
h.	Mezzanine Margin,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin,
d.	SOFR Floor,
e.	SOFR rounding methodology and
f.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 4.00000% provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate,
ii.	Whole Loan Interest Rate (At SOFR Cap),
iii.	Mezz Rate,
iv.	Mezz Interest Rate (At SOFR Cap),
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate (At SOFR Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

12.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (At SOFR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at SOFR Cap) and
iv.	Annual Whole Loan Debt Service (at SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at SOFR Cap)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at SOFR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at SOFR Cap),” as shown on the Final Data File.

Attachment A Page 6 of 10

13.	Using the:
a.	Mezzanine Debt Original Balance,
b.	Mezz Rate,
c.	Mezz Interest Rate (At SOFR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Mezz Debt Service,
ii.	Annual Mezz Debt Service,
iii.	Monthly Mezz Debt Service (at SOFR Cap) and
iv.	Annual Mezz Debt Service (at SOFR Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezz Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service” of the Mezzanine Loan as twelve (12) times the “Monthly Mezz Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service (at SOFR Cap)” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezz Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service (at SOFR Cap)” of the Mezzanine Loan as twelve (12) times the “Monthly Mezz Debt Service (at SOFR Cap),” as shown on the Final Data File.

Attachment A Page 7 of 10

14.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (At SOFR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Total Debt Debt Service,
ii.	Annual Total Debt Debt Service,
iii.	Monthly Total Debt Debt Service (at SOFR Cap) and
iv.	Annual Total Debt Debt Service (at SOFR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service (at SOFR Cap)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at SOFR Cap)” of the Total Debt associated with the Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service (at SOFR Cap),” as shown on the Final Data File.

Attachment A Page 8 of 10

15.	Using the:
a.	Annual Whole Loan Debt Service,
b.	Annual Whole Loan Debt Service (at SOFR Cap),
c.	Whole Loan Cut-off Balance,
d.	Whole Loan Initial Maturity Balance,
e.	Underwritten NOI,
f.	Underwritten Net Cash Flow,
g.	Appraised Value ($) and
h.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Whole Loan NCF DSCR,
iii.	Whole Loan NOI DSCR at SOFR Cap,
iv.	Whole Loan NCF DSCR at SOFR Cap,
v.	Whole Loan NOI DY,
vi.	Whole Loan NCF DY,
vii.	Current Whole Loan LTV,
viii.	Maturity Whole Loan LTV,
ix.	Whole Loan Loan Per Unit and
x.	Appraised Value ($) / Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 10

16.	Using the:
a.	Annual Total Debt Debt Service,
b.	Annual Total Debt Debt Service (at SOFR Cap),
c.	Total Debt Cut-off Balance,
d.	Total Debt Initial Maturity Balance,
e.	Underwritten NOI,
f.	Underwritten Net Cash Flow,
g.	Appraised Value ($) and
h.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt NOI DSCR at SOFR Cap,
iv.	Total Debt NCF DSCR at SOFR Cap,
v.	Total Debt NOI DY,
vi.	Total Debt NCF DY,
vii.	Current Total Debt LTV,
viii.	Maturity Total Debt LTV and
ix.	Total Debt Loan Per Unit

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 10 of 10

17.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee,
d.	CREFC Royalty Fee and
e.	OTA Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Units,
b.	Largest Tenant 1 Sq. Ft.,
c.	Largest Tenant 2 Sq. Ft.,
d.	Largest Tenant 3 Sq. Ft.,
e.	Largest Tenant 4 Sq. Ft. and
f.	Largest Tenant 5 Sq. Ft.,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant 1 % of Total SF,
ii.	Largest Tenant 2 % of Total SF,
iii.	Largest Tenant 3 % of Total SF,
iv.	Largest Tenant 4 % of Total SF and
v.	Largest Tenant 5 % of Total SF

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	16 October 2026

Mortgage Loan Promissory Note (see Note 1)	16 October 2026

Mezzanine Loan Agreement (see Note 1)	16 October 2026

Mezzanine Loan Promissory Note (see Note 1)	16 October 2026

Guaranty Agreement (see Note 1)	16 October 2026

Cash Management Agreement (see Note 1)	16 October 2026

Deposit Account Control Agreement (see Note 1)	16 October 2026

Environmental Indemnity Agreement (see Note 1)	16 October 2026

Non-Consolidation Opinion (see Note 1)	6 October 2026

Assignment of Property Management Agreement (see Note 1)	16 October 2026

Assignment of Parking Management Agreement (see Note 1)	16 October 2026

Interest Rate and Admin Fee Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Report	22 September 2026

Environmental Phase I Report	28 August 2026

Underwritten Rent Roll	29 September 2026

Underwriter’s Summary Report	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro-forma Title Policy	Not Dated

Insurance Risk Analysis (see Note 1)	7 October 2026

Ground Lease Documents	Various

Tenant Lease Documents	Various

CoStar Trophy Comparable Set Information	Not Dated

CoStar Office Submarket Report	10 August 2026

CoStar Office Market Report	10 August 2026

Northern Viginia Quarterly Office Market Reports	Not Dated

Retailers 2026 Gross Sales Analysis	31 July 2026

Confidential Financing Memorandum	April 2026

Comstock Investor Presentation	Not Dated

Comstock Real Estate Owned Schedule	31 December 2025

Ground Rent Reset Analysis	Not Dated

Participating Rent Threshold Computation Information	Not Dated

Recent Leasing Summary	Not Dated

Property Management Agreements	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Reports
City	Appraisal Reports
State	Appraisal Reports
Zip Code	Appraisal Reports
Property Type	Appraisal Reports
Property Sub-Type	Appraisal Reports
Year Built	Appraisal Reports
Year Renovated	Appraisal Reports
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Ownership Interest	Pro-forma Title Policy
Property Management	Assignment of Property Management Agreement and Assignment of Parking Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Reports
Date of Appraisal (Valuation Date)	Appraisal Reports
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant 1	Underwritten Rent Roll
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 1 Expiration	Underwritten Rent Roll
Largest Tenant 2	Underwritten Rent Roll
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 2 Expiration	Underwritten Rent Roll
Largest Tenant 3	Underwritten Rent Roll
Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 3 Expiration	Underwritten Rent Roll
Largest Tenant 4	Underwritten Rent Roll
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 4 Expiration	Underwritten Rent Roll
Largest Tenant 5	Underwritten Rent Roll
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 5 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information:

Characteristic	Source Document(s)

2023 Revenues	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
2024 Revenues	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
2024 NCF	Underwriter’s Summary Report
2025 Revenues	Underwriter’s Summary Report
2025 Total Expenses	Underwriter’s Summary Report
2025 NOI	Underwriter’s Summary Report
2025 NCF	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Revenues	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Whole Loan Margin	Interest Rate and Admin Fee Schedule
Mezzanine Margin	Mezzanine Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
Mezzanine Debt Original Balance	Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Exit Fees	Mortgage Loan Agreement
Payment Day of Month	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (Business Day Convention)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreement
Interest accrual period start	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest accrual period end	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest rate adjustment frequency	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR rounding methodology	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Floor	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Cap after Extension	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Lockout Payments	Mortgage Loan Agreement
SM Payments	Mortgage Loan Agreement
Open Payments	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Principal / Loan Sponsor	Mortgage Loan Agreement
Master Servicing Fee Rate	Interest Rate and Admin Fee Schedule
Primary Servicing Fee Rate	Interest Rate and Admin Fee Schedule
Trustee & Paying Agent Fee	Interest Rate and Admin Fee Schedule
CREFC Royalty Fee	Interest Rate and Admin Fee Schedule
OTA Fee	Interest Rate and Admin Fee Schedule

Exhibit 2 to Attachment A Page 7 of 8

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” characteristic, the Depositor instructed us to sum the appraised values from the applicable Source Document(s) associated with the related “Appraisal Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any permitted partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 8 of 8

9.	For the purpose of comparing the:
a.	Amortization Type (During Initial Term and Extended Term),
b.	Accrual Basis,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Payment Day of Month,
i.	Payment Date (Business Day Convention),
j.	Interest accrual period start,
k.	Interest accrual period end,
l.	Interest rate adjustment frequency,
m.	SOFR rounding methodology,
n.	SOFR Lookback Days and
o.	SOFR Floor

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan/Property Name
Appraisal Type
SOFR Cap

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.